Financial instruments and related disclosures - Summary of Detailed Information of Foreign Exchange Forward Contracts, Swaps Outstanding and Related Hedged Items (Detail) £ in Millions	12 Months Ended
	Dec. 31, 2023 GBP (£)	Dec. 31, 2022 GBP (£)	Dec. 31, 2021
EUR
Disclosure of detailed information about hedged items [line items]
Average exchange rate	1.15	1.17	1.16
JPY
Disclosure of detailed information about hedged items [line items]
Average exchange rate	175	161	151
USD
Disclosure of detailed information about hedged items [line items]
Average exchange rate	1.24	1.24	1.38
Cash flow hedges | Variability in cash flows from a highly probable forecast transaction
Disclosure of detailed information about hedged items [line items]
Periodic change in value for calculating hedge ineffectiveness	£ 2	£ (2)
Cumulative balance in cash flow hedge reserve/foreign currency translation reserve for continuing hedges	(2)	2
Balance in cash flow hedge reserve arising from hedging relationships for which hedge accounting is no longer applied	£ 0	0
Cash flow hedges | Variability in cash flows from foreign exchange exposure arising on Euro denominated coupon payments relating to debt issued
Disclosure of detailed information about hedged items [line items]
Periodic change in value for calculating hedge ineffectiveness		(3)
Cumulative balance in cash flow hedge reserve/foreign currency translation reserve for continuing hedges		2
Balance in cash flow hedge reserve arising from hedging relationships for which hedge accounting is no longer applied		£ 0
Cash flow hedges | Foreign exchange contracts
Disclosure of detailed information about hedged items [line items]
Notional value	175,000,000	167,000,000
Carrying value £m	£ (2)	£ 5
Periodic change in value for calculating hedge ineffectiveness	£ (2)	£ 5
Cash flow hedges | Foreign exchange contracts | Less than 3 months
Disclosure of detailed information about hedged items [line items]
Average exchange rate	1.27	1.23
Notional value	145,000,000	100,000,000
Carrying value £m	£ (1)	£ 2
Periodic change in value for calculating hedge ineffectiveness	£ (1)	£ 2
Cash flow hedges | Foreign exchange contracts | 3 to 6 months
Disclosure of detailed information about hedged items [line items]
Average exchange rate	0	1.16
Notional value	0	50,000,000
Carrying value £m	£ 0	£ 2
Periodic change in value for calculating hedge ineffectiveness	£ 0	£ 2
Cash flow hedges | Foreign exchange contracts | Over 6 months
Disclosure of detailed information about hedged items [line items]
Average exchange rate	1.25	1.15
Notional value	35,000,000	24,000,000
Carrying value £m	£ (1)	£ 1
Periodic change in value for calculating hedge ineffectiveness	£ (1)	£ 1
Cash flow hedges | Foreign exchange contracts | Less than 3 months
Disclosure of detailed information about hedged items [line items]
Average exchange rate	1.16	1.14
Notional value	(5,000,000)	(7,000,000)
Carrying value £m	£ 0	£ 0
Periodic change in value for calculating hedge ineffectiveness	0	0
Net investment hedges
Disclosure of detailed information about hedged items [line items]
Periodic change in value for calculating hedge ineffectiveness	(402)	617
Cumulative balance in cash flow hedge reserve/foreign currency translation reserve for continuing hedges	(725)	(1,120)
Balance in cash flow hedge reserve arising from hedging relationships for which hedge accounting is no longer applied	£ 0	£ 0
Net investment hedges | Foreign exchange contracts
Disclosure of detailed information about hedged items [line items]
Notional value	17,850,000,000	13,981,000,000
Carrying value £m	£ (5,498)	£ (6,851)
Periodic change in value for calculating hedge ineffectiveness	£ 402	£ (617)
Net investment hedges | Foreign exchange contracts | Less than 3 months | EUR
Disclosure of detailed information about hedged items [line items]
Average exchange rate	1.15	1.14
Notional value	9,146,000,000	6,559,000,000
Carrying value £m	£ (12)	£ (103)
Periodic change in value for calculating hedge ineffectiveness	£ 126	£ (317)
Net investment hedges | Foreign exchange contracts | Less than 3 months | JPY
Disclosure of detailed information about hedged items [line items]
Average exchange rate	181.42	160.90
Notional value	133,000,000	194,000,000
Carrying value £m	£ (1)	£ (3)
Periodic change in value for calculating hedge ineffectiveness	£ 28	£ (9)
Net investment hedges | Foreign exchange contracts | Less than 3 months | USD
Disclosure of detailed information about hedged items [line items]
Average exchange rate	1.27
Notional value	2,633,000,000
Carrying value £m	£ 8
Periodic change in value for calculating hedge ineffectiveness	£ 97
Net investment hedges | Foreign exchange contracts | Over 6 months | CAD
Disclosure of detailed information about hedged items [line items]
Average exchange rate	1.67	1.57
Notional value	260,000,000	270,000,000
Carrying value £m	£ 2	£ 18
Periodic change in value for calculating hedge ineffectiveness	£ 10	£ 15
Net investment hedges | Foreign exchange contracts | Over 6 months | SGD
Disclosure of detailed information about hedged items [line items]
Average exchange rate	1.66	1.59
Notional value	167,000,000	174,000,000
Carrying value £m	£ 1	£ 2
Periodic change in value for calculating hedge ineffectiveness	£ 7	£ 1
Net investment hedges | Foreign exchange contracts | Less than 3 months | EUR
Disclosure of detailed information about hedged items [line items]
Notional value	148,000,000	293,000,000
Carrying value £m	£ (148)	£ (293)
Periodic change in value for calculating hedge ineffectiveness	£ 12	£ (4)
Net investment hedges | Foreign exchange contracts | 3 to 6 months | EUR
Disclosure of detailed information about hedged items [line items]
Notional value		150,000,000
Carrying value £m		£ (150)
Periodic change in value for calculating hedge ineffectiveness		£ (3)
Net investment hedges | Foreign exchange contracts | Over 6 months | EUR
Disclosure of detailed information about hedged items [line items]
Notional value	5,127,000,000	6,341,000,000
Carrying value £m	£ (5,113)	£ (6,322)
Periodic change in value for calculating hedge ineffectiveness	£ 125	£ (300)
Net investment hedges | Foreign exchange contracts | Over 6 months | JPY
Disclosure of detailed information about hedged items [line items]
Notional value	236,000,000
Carrying value £m	£ (235)
Periodic change in value for calculating hedge ineffectiveness	£ (3)